Related Parties - Schedule of Related Party Loan Relates to an Interest Free Loan (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Energreen Nutrition Australia Pty Ltd. [Member]
Schedule of Related Party Loan Relates to an Interest Free Loan [Line Items]
Interest expense for related party		$ 379,133
Purchases of seed for related party		11,988,900	$ 14,376,490		$ 12,651,382
Purchases of oils for related party		11,988,900	761,925
Sales of meals for related party		5,222,583	5,818,454		4,838,204
Other Sales for the Related Parties		429,170	217,909
Management fee		262,000	357,000		312,000
Leases as lessor, related party transactions		14,901	21,351
Soon Soon Oilmills Sdn Bhd. [Member]
Schedule of Related Party Loan Relates to an Interest Free Loan [Line Items]
Interest expense for related party
Purchases of seed for related party	[1]	1,046,048
Purchases of oils for related party			699,200	[1]
Sales of meals for related party	[1]				2,234
Other Sales for the Related Parties	[1]
Management fee				[1]		[1]
Leases as lessor, related party transactions				[1]
Sunmania Pty Ltd. [Member]
Schedule of Related Party Loan Relates to an Interest Free Loan [Line Items]
Interest expense for related party
Purchases of seed for related party					104,000
Purchases of oils for related party		1,582,611
Sales of meals for related party
Other Sales for the Related Parties		24,472	32,868
Management fee
Leases as lessor, related party transactions		$ 91,000	$ 77,000

[1]	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.